Note 29 - Acquisition Of Woodstock Hills Wind Farm (Detail) (USD $)								1 Months Ended
	Apr. 30, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 13, 2011	Apr. 28, 2011	Mar. 09, 2011	Apr. 28, 2011 Owned by Company's CEO [Member]	Apr. 28, 2011 Woodstock Hills Wind Farm [Member]
Payments to Acquire Equity Method Investments (in Dollars)								$ 400,000
Equity Method Investment, Ownership Percentage	100.00%	99.90%				99.00%	0.10%	99.90%
Business Acquisition, Cost of Acquired Entity, Purchase Price (in Dollars)	$ 1,385,000	$ 95,000	$ 4,573,430	$ 5,000	$ 400,000